GENERAL AND ADMINISTRATIVE EXPENSES	3 Months Ended
Mar. 31, 2022
General And Administrative Expenses
17.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the condensed consolidated interim statements of operations consist of the following:

	March 31, 2022	March 31, 2021
Salaries and benefits	$438	$337
Office and miscellaneous	174	156
Management and consulting fees	116	155
Investor relations	52	24
Travel and promotion	10	8
Professional fees	208	143
Directors fees	41	42
Regulatory and compliance fees	47	40
Depreciation	30	29
	$1,116	$934